Employee benefits - Summary of Changes in the Plan Assets (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		¥ 132,293
Remeasurements:
Ending balance of the fiscal year		88,753	¥ 132,293
Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		71,170
Remeasurements:
Ending balance of the fiscal year		82,551	71,170
Plan assets [member] | Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		447,747	474,933
Interest income		5,424	3,649
Remeasurements:
Return on plan assets excluding interest income		32,764	(13,378)
Employer contribution		2,316	5,650
Benefits paid		(23,875)	(23,107)
Ending balance of the fiscal year		464,376	447,747
Plan assets [member] | Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		56,987	198,791
Interest income		2,592	2,804
Remeasurements:
Return on plan assets excluding interest income		(2,485)	(43,173)
Translation adjustments		7,521	5,760
Employer contribution		5,381	3,444
Plan participants' contributions		585	516
Benefits paid		(10,603)	(8,240)
Curtailments and settlements	[1]	(12,085)	(102,915)
Ending balance of the fiscal year		¥ 47,893	¥ 56,987

[1]	Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2023 relate mainly to the termination of the defined benefit pension plan at certain U.K. subsidiaries.